Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective tax rate
	December 31, 2022	December 31, 2021

China income tax rate	25.0%	25.0%
Tax exemption/preferential rate reduction	(21.1)%	(21.6)%
Change in valuation allowance	(3.8)%	(3.4)%
Effective tax rate	0.1%	-

Schedule of components of deferred tax assets
	December 31, 2022	December 31, 2021

Net operating losses	$961,468	$820,610
Allowance for doubtful accounts	10,769	27,125
Less: valuation allowance	(972,237)	(847,735)
Deferred tax assets, net	$-	$-

Schedule of valuation allowance for deferred tax assets
	December 31, 2022	December 31, 2021

Beginning balance	$847,735	$452,009
Additions	124,502	395,726
Ending balance	$972,237	$847,735

Schedule of taxes payable
	December 31, 2022	December 31, 2021

VAT payable	$6,858	$27,077
Other taxes payable	6,514	2,749
Total	$13,372	$29,826